Operating Segments - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	₩ 17,743,702	₩ 16,873,960	₩ 17,520,013
Domestic [member]
Disclosure of operating segments [line items]
Revenue	17,680,000	16,656,000	17,374,000
Non-current assets	20,678,000	20,040,000	15,554,000
Outside of Korea [member]
Disclosure of operating segments [line items]
Non-current assets	₩ 63,000	₩ 72,000	₩ 257,000